Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Consolidating Financial Information [Abstract]
Consolidating Financial Information
Consolidating Financial Information

The 4.10% senior notes are guaranteed on a senior unsecured basis by our existing and future domestic subsidiaries that guarantee our obligations under our revolving credit facility and any of our other indebtedness (Guarantor Subsidiaries). The subsidiary guarantees are joint and several obligations of the Guarantor Subsidiaries. The indenture governing the 4.10% senior notes includes a provision which allows for a Guarantor Subsidiary to be released of its obligations under the subsidiary guarantee under certain conditions. Those conditions include the sale or other disposition of all or substantially all of the Guarantor Subsidiary's assets in compliance with the indenture and the release or discharge of a Guarantor Subsidiary from its obligations as a guarantor under our revolving credit facility and all of our other indebtedness. The Guarantor Subsidiaries and the subsidiaries that do not guarantee the 4.10% senior notes (the Non-Guarantor Subsidiaries) are 100% owned by NewMarket Corporation (the Parent Company). The Guarantor Subsidiaries consist of the following:

Ethyl Corporation	Afton Chemical Corporation
Ethyl Asia Pacific LLC	Afton Chemical Asia Pacific LLC
Ethyl Canada Holdings, Inc.	Afton Chemical Canada Holdings, Inc.
Ethyl Export Corporation	Afton Chemical Japan Holdings, Inc.
Ethyl Interamerica Corporation	Afton Chemical Additives Corporation
Ethyl Ventures, Inc.	NewMarket Services Corporation
Interamerica Terminals Corporation	The Edwin Cooper Corporation
Afton Chemical Intangibles LLC	Old Town LLC
NewMarket Investment Company	NewMarket Development Corporation
Foundry Park I, LLC	Foundry Park II, LLC
Gamble's Hill, LLC	Gamble's Hill Lab, LLC
Gamble's Hill Landing, LLC	Gamble's Hill Third Street, LLC
Gamble's Hill Tredegar, LLC

We conduct all of our business through and derive essentially all of our income from our subsidiaries. Therefore, our ability to make payments on the 4.10% senior notes or other obligations is dependent on the earnings and the distribution of funds from our subsidiaries. The terms of the indenture governing our 4.10% senior notes do not restrict the ability of any of our domestic subsidiaries to transfer funds to the Parent Company.

The following sets forth the Consolidating Statements of Income and Consolidating Statements of Comprehensive Income for the years ended December 31, 2012, December 31, 2011, and December 31, 2010; Consolidating Balance Sheets as of December 31, 2012 and December 31, 2011; and Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2012, December 31, 2011, and December 31, 2010 for the Parent Company, the Guarantor Subsidiaries, and the Non-Guarantor Subsidiaries. The financial information is based on our understanding of the SEC's interpretation and application of Rule 3-10 of the SEC Regulation S-X.

The financial information may not necessarily be indicative of results of operation or financial position had the Guarantor Subsidiaries or Non-Guarantor Subsidiaries operated as independent entities. The Parent Company accounts for investments in these subsidiaries using the equity method.

NewMarket Corporation and Subsidiaries
Consolidating Statements of Income
Year Ended December 31, 2012

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Revenue:
Net sales - product	$0	$880,351	$1,331,527	$0	$2,211,878
Rental revenue	0	11,431	0	0	11,431
	0	891,782	1,331,527	0	2,223,309
Costs:
Cost of goods sold - product	0	414,867	1,166,526	0	1,581,393
Cost of rental	0	4,386	0	0	4,386
	0	419,253	1,166,526	0	1,585,779
Gross profit	0	472,529	165,001	0	637,530
Selling, general, and administrative expenses	6,089	118,630	29,490	0	154,209
Research, development, and testing expenses	0	86,494	31,351	0	117,845
Operating (loss) profit	(6,089)	267,405	104,160	0	365,476
Interest and financing expenses, net	8,432	(1,450)	3,833	0	10,815
Loss on early extinguishment of debt	9,092	840	0	0	9,932
Other (expense) income, net	(5,300)	1,749	213	0	(3,338)
(Loss) income before income taxes and equity income of subsidiaries	(28,913)	269,764	100,540	0	341,391
Income tax (benefit) expense	(17,985)	93,740	26,043	0	101,798
Equity income of subsidiaries	250,521	0	0	(250,521)	0
Net income	$239,593	$176,024	$74,497	$(250,521)	$239,593

NewMarket Corporation and Subsidiaries
Consolidating Statements of Income
Year Ended December 31, 2011

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Revenue:
Net sales - product	$0	$842,294	$1,295,833	$0	$2,138,127
Rental revenue	0	11,431	0	0	11,431
	0	853,725	1,295,833	0	2,149,558
Costs:
Cost of goods sold - product	0	460,240	1,125,905	0	1,586,145
Cost of rental	0	4,386	0	0	4,386
	0	464,626	1,125,905	0	1,590,531
Gross profit	0	389,099	169,928	0	559,027
Selling, general, and administrative expenses	6,159	108,970	36,473	0	151,602
Research, development, and testing expenses	0	77,569	27,927	0	105,496
Gain on legal settlement, net	0	38,656	0	0	38,656
Operating (loss) profit	(6,159)	241,216	105,528	0	340,585
Interest and financing expenses, net	14,398	1,266	3,156	0	18,820
Other (expense) income, net	(18,558)	1,885	(1,375)	0	(18,048)
(Loss) income before income taxes and equity income of subsidiaries	(39,115)	241,835	100,997	0	303,717
Income tax (benefit) expense	(15,400)	83,348	28,862	0	96,810
Equity income of subsidiaries	230,622	0	0	(230,622)	0
Net income	$206,907	$158,487	$72,135	$(230,622)	$206,907

NewMarket Corporation and Subsidiaries
Consolidating Statements of Income
Year Ended December 31, 2010

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Revenue:
Net sales - product	$0	$744,288	$1,041,788	$0	$1,786,076
Rental revenue	0	11,316	0	0	11,316
	0	755,604	1,041,788	0	1,797,392
Costs:
Cost of goods sold - product	0	396,483	881,022	0	1,277,505
Cost of rental	0	4,428	0	0	4,428
	0	400,911	881,022	0	1,281,933
Gross profit	0	354,693	160,766	0	515,459
Selling, general, and administrative expenses	5,310	101,495	30,162	0	136,967
Research, development, and testing expenses	0	69,914	21,274	0	91,188
Operating (loss) profit	(5,310)	183,284	109,330	0	287,304
Interest and financing expenses, net	12,871	2,032	2,358	0	17,261
Other (expense) income, net	(10,586)	(93)	632	0	(10,047)
(Loss) income before income taxes and equity income of subsidiaries	(28,767)	181,159	107,604	0	259,996
Income tax (benefit) expense	(11,635)	62,580	31,926	0	82,871
Equity income of subsidiaries	194,257	0	0	(194,257)	0
Net income	$177,125	$118,579	$75,678	$(194,257)	$177,125

NewMarket Corporation and Subsidiaries
Consolidating Statements of Comprehensive Income
Year Ended December 31, 2012

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net income	$239,593	$176,024	$74,497	$(250,521)	$239,593
Other comprehensive (loss) income, net of tax:
Pension plans and other postretirement benefits:
Prior service cost arising during the period	(1,570)	0	(1,570)	1,570	(1,570)
Amortization of prior service cost (credit) included in net periodic benefit cost	27	276	(110)	(166)	27
Actuarial net (loss) gain arising during the period	(22,721)	(2,735)	(5,555)	8,290	(22,721)
Amortization of actuarial net loss included in net periodic benefit cost	4,066	709	833	(1,542)	4,066
Settlement gain	436	0	436	(436)	436
Amortization of transition obligation included in net periodic benefit cost	39	0	39	(39)	39
Total pension plans and other postretirement benefits	(19,723)	(1,750)	(5,927)	7,677	(19,723)
Derivative instruments:
Unrealized loss on derivative instruments	(330)	(330)	0	330	(330)
Reclassification adjustments for losses on derivative instruments included in net income	893	893	0	(893)	893
Total derivative instruments	563	563	0	(563)	563
Foreign currency translation adjustments	7,567	3,142	4,425	(7,567)	7,567
Marketable securities:
Unrealized gain on marketable securities	676	676	0	(676)	676
Reclassification adjustment for gain on marketable securities included in net income	(1,040)	(1,040)	0	1,040	(1,040)
Total marketable securities	(364)	(364)	0	364	(364)
Other comprehensive (loss) income, net of tax	(11,957)	1,591	(1,502)	(89)	(11,957)
Comprehensive income	$227,636	$177,615	$72,995	$(250,610)	$227,636

NewMarket Corporation and Subsidiaries
Consolidating Statements of Comprehensive Income
Year Ended December 31, 2011

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net income	$206,907	$158,487	$72,135	$(230,622)	$206,907
Other comprehensive (loss) income, net of tax:
Pension plans and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost	260	335	64	(399)	260
Actuarial net (loss) gain arising during the period	(27,577)	(5,021)	(1,416)	6,437	(27,577)
Amortization of actuarial net loss included in net periodic benefit cost	2,423	380	825	(1,205)	2,423
Amortization of transition obligation included in net periodic benefit cost	40	0	40	(40)	40
Total pension plans and other postretirement benefits	(24,854)	(4,306)	(487)	4,793	(24,854)
Derivative instruments:
Unrealized loss on derivative instruments	(1,605)	(1,605)	0	1,605	(1,605)
Reclassification adjustments for losses on derivative instruments included in net income	1,020	1,020	0	(1,020)	1,020
Total derivative instruments	(585)	(585)	0	585	(585)
Foreign currency translation adjustments	163	(1,669)	1,832	(163)	163
Unrealized gain on marketable securities	364	364	0	(364)	364
Other comprehensive (loss) income, net of tax	(24,912)	(6,196)	1,345	4,851	(24,912)
Comprehensive income	$181,995	$152,291	$73,480	$(225,771)	$181,995

NewMarket Corporation and Subsidiaries
Consolidating Statements of Comprehensive Income
Year Ended December 31, 2010

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net income	$177,125	$118,579	$75,678	$(194,257)	$177,125
Other comprehensive (loss) income, net of tax:
Pension plans and other postretirement benefits:
Prior service cost arising during the period	(780)	(743)	(37)	780	(780)
Amortization of prior service cost (credit) included in net periodic benefit cost	257	331	65	(396)	257
Actuarial net (loss) gain arising during the period	6,268	1,077	554	(1,631)	6,268
Amortization of actuarial net loss included in net periodic benefit cost	2,738	404	932	(1,336)	2,738
Amortization of transition obligation included in net periodic benefit cost	10	0	10	(10)	10
Total pension plans and other postretirement benefits	8,493	1,069	1,524	(2,593)	8,493
Derivative instruments:
Unrealized loss on derivative instruments	(2,451)	(2,451)	0	2,451	(2,451)
Reclassification adjustments for losses on derivative instruments included in net income	964	964	0	(964)	964
Total derivative instruments	(1,487)	(1,487)	0	1,487	(1,487)
Foreign currency translation adjustments	(6,042)	1,392	(7,434)	6,042	(6,042)
Other comprehensive (loss) income, net of tax	964	974	(5,910)	4,936	964
Comprehensive income	$178,089	$119,553	$69,768	$(189,321)	$178,089

NewMarket Corporation and Subsidiaries
Consolidating Balance Sheets
December 31, 2012

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$5,001	$7,202	$76,926	$0	$89,129
Trade and other accounts receivable, net	4,346	116,865	175,844	0	297,055
Amounts due from affiliated companies	0	142,277	33,282	(175,559)	0
Inventories	0	125,171	197,503	0	322,674
Deferred income taxes	2,555	5,204	693	0	8,452
Prepaid expenses and other current assets	66	16,253	1,866	0	18,185
Total current assets	11,968	412,972	486,114	(175,559)	735,495
Amounts due from affiliated companies	58,935	56,326	0	(115,261)	0
Property, plant, and equipment, at cost	0	833,352	237,615	0	1,070,967
Less accumulated depreciation and amortization	0	578,183	134,413	0	712,596
Net property, plant, and equipment	0	255,169	103,202	0	358,371
Investment in consolidated subsidiaries	895,029	0	0	(895,029)	0
Prepaid pension cost	0	0	12,710	0	12,710
Deferred income taxes	53,087	0	1,713	(6,415)	48,385
Other assets and deferred charges	46,286	23,670	2,051	0	72,007
Intangibles (net of amortization) and goodwill	0	23,784	6,758	0	30,542
Total assets	$1,065,305	$771,921	$612,548	$(1,192,264)	$1,257,510
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$206	$75,483	$43,609	$0	$119,298
Accrued expenses	8,367	51,577	19,117	0	79,061
Book overdraft	0	3,906	0	0	3,906
Amounts due to affiliated companies	91,403	55,437	28,719	(175,559)	0
Long-term debt, current portion	0	0	4,382	0	4,382
Income taxes payable	0	55	9,969	0	10,024
Total current liabilities	99,976	186,458	105,796	(175,559)	216,671
Long-term debt	424,407	0	0	0	424,407
Amounts due to affiliated companies	0	8,024	107,237	(115,261)	0
Other noncurrent liabilities	138,717	49,280	32,645	(6,415)	214,227
Total liabilities	663,100	243,762	245,678	(297,235)	855,305
Shareholders' equity:
Common stock and paid-in capital	721	388,282	71,322	(459,604)	721
Accumulated other comprehensive loss	(110,689)	(18,767)	(36,055)	54,822	(110,689)
Retained earnings	512,173	158,644	331,603	(490,247)	512,173
Total shareholders' equity	402,205	528,159	366,870	(895,029)	402,205
Total liabilities and shareholders' equity	$1,065,305	$771,921	$612,548	$(1,192,264)	$1,257,510

NewMarket Corporation and Subsidiaries
Consolidating Balance Sheets
December 31, 2011

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$17	$9,653	$40,700	$0	$50,370
Trade and other accounts receivable, net	0	122,812	164,432	(8,912)	278,332
Amounts due from affiliated companies	732,392	1,057,075	17,132	(1,806,599)	0
Inventories	0	106,278	200,507	0	306,785
Deferred income taxes	2,790	3,836	635	0	7,261
Prepaid expenses and other current assets	8,629	25,967	2,387	0	36,983
Total current assets	743,828	1,325,621	425,793	(1,815,511)	679,731
Amounts due from affiliated companies	0	110,444	0	(110,444)	0
Property, plant, and equipment, at cost	0	815,209	219,263	0	1,034,472
Less accumulated depreciation and amortization	0	558,177	123,329	0	681,506
Net property, plant, and equipment	0	257,032	95,934	0	352,966
Investment in consolidated subsidiaries	989,039	0	0	(989,039)	0
Prepaid pension cost	0	0	11,494	0	11,494
Deferred income taxes	43,053	0	0	(7,248)	35,805
Other assets and deferred charges	42,219	29,166	2,234	0	73,619
Intangibles (net of amortization) and goodwill	0	30,758	7,289	0	38,047
Total assets	$1,818,139	$1,753,021	$542,744	$(2,922,242)	$1,191,662
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$11	$61,778	$41,428	$0	$103,217
Accrued expenses	8,093	50,827	19,626	0	78,546
Dividends payable	8,529	0	0	0	8,529
Book overdraft	0	1,680	0	0	1,680
Amounts due to affiliated companies	944,282	818,452	43,865	(1,806,599)	0
Long-term debt, current portion	0	2,943	8,023	0	10,966
Income taxes payable	12,229	0	9,769	(8,912)	13,086
Total current liabilities	973,144	935,680	122,711	(1,815,511)	216,024
Long-term debt	172,000	60,601	0	0	232,601
Amounts due to affiliated companies	0	8,025	102,419	(110,444)	0
Other noncurrent liabilities	123,402	51,663	25,627	(7,248)	193,444
Total liabilities	1,268,546	1,055,969	250,757	(1,933,203)	642,069
Shareholders' equity:
Common stock and paid-in capital	64	388,282	71,322	(459,604)	64
Accumulated other comprehensive loss	(98,732)	(20,355)	(34,554)	54,909	(98,732)
Retained earnings	648,261	329,125	255,219	(584,344)	648,261
Total shareholders' equity	549,593	697,052	291,987	(989,039)	549,593
Total liabilities and shareholders' equity	$1,818,139	$1,753,021	$542,744	$(2,922,242)	$1,191,662

NewMarket Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2012

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash provided from (used in) operating activities	$320,503	$141,519	$62,565	$(251,776)	$272,811
Cash flows from investing activities:
Capital expenditures	0	(22,621)	(16,132)	0	(38,753)
Deposits for interest rate swap	(22,913)	0	0	0	(22,913)
Return of deposits for interest rate swap	21,260	0	0	0	21,260
Payments on settlement of interest rate swap	(5,148)	0	0	0	(5,148)
Receipts from settlement of interest rate swap	465	0	0	0	465
Proceeds from sale of equity securities	0	6,303	0	0	6,303
Cash provided from (used in) investing activities	(6,336)	(16,318)	(16,132)	0	(38,786)
Cash flows from financing activities:
Net borrowings under revolving credit facility	53,000	0	0	0	53,000
Issuance of 4.10% senior notes	349,405	0	0	0	349,405
Repayment of 7.125% senior notes	(150,000)	0	0	0	(150,000)
Repayment of Foundry Park I mortgage loan	0	(63,544)	0	0	(63,544)
Net (repayments) borrowings under lines of credit	0	0	(3,641)	0	(3,641)
Dividends paid	(375,681)	(344,146)	(7,671)	351,817	(375,681)
Debt issuance costs	(6,485)	0	0	0	(6,485)
Issuance of intercompany note payable, net	(58,935)	58,935	0	0	0
Financing from affiliated companies	(120,487)	220,528	0	(100,041)	0
Cash provided from (used in) financing activities	(309,183)	(128,227)	(11,312)	251,776	(196,946)
Effect of foreign exchange on cash and cash equivalents	0	575	1,105	0	1,680
Increase (decrease) in cash and cash equivalents	4,984	(2,451)	36,226	0	38,759
Cash and cash equivalents at beginning of year	17	9,653	40,700	0	50,370
Cash and cash equivalents at end of year	$5,001	$7,202	$76,926	$0	$89,129

NewMarket Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2011

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash provided from (used in) operating activities	$(14,126)	$178,951	$52,521	$(32,748)	$184,598
Cash flows from investing activities:
Capital expenditures	0	(25,190)	(28,325)	0	(53,515)
Deposits for interest rate swap	(46,467)	0	0	0	(46,467)
Return of deposits for interest rate swap	33,600	0	0	0	33,600
Payments on settlement of interest rate swap	(5,148)	0	0	0	(5,148)
Receipts from settlement of interest rate swap	274	0	0	0	274
Proceeds from sale of short-term investment	300	0	0	0	300
Cash provided from (used in) investing activities	(17,441)	(25,190)	(28,325)	0	(70,956)
Cash flows from financing activities:
Net borrowings under revolving credit facility	18,000	0	0	0	18,000
Repayment of Foundry Park I mortgage loan	0	(2,731)	0	0	(2,731)
Net (repayments) borrowings under lines of credit	0	0	6,529	0	6,529
Dividends paid	(32,588)	(2,520)	(30,228)	32,748	(32,588)
Debt issuance costs	(3,233)	0	0	0	(3,233)
Repurchases of common stock	(98,093)	0	0	0	(98,093)
Proceeds from exercise of stock options	70	0	0	0	70
Excess tax benefits from stock-based payment arrangements	1,102	0	0	0	1,102
Payments on the capital lease	0	(144)	0	0	(144)
Financing from affiliated companies	146,309	(146,309)	0	0	0
Cash provided from (used in) financing activities	31,567	(151,704)	(23,699)	32,748	(111,088)
Effect of foreign exchange on cash and cash equivalents	0	(121)	(1,255)	0	(1,376)
Increase (decrease) in cash and cash equivalents	0	1,936	(758)	0	1,178
Cash and cash equivalents at beginning of year	17	7,717	41,458	0	49,192
Cash and cash equivalents at end of year	$17	$9,653	$40,700	$0	$50,370

NewMarket Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2010

(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash provided from (used in) operating activities	$55,128	$109,106	$14,724	$(14,911)	$164,047
Cash flows from investing activities:
Capital expenditures	0	(20,804)	(15,602)	0	(36,406)
Deposits for interest rate swap	(44,072)	0	0	0	(44,072)
Return of deposits for interest rate swap	36,180	0	0	0	36,180
Payments on settlement of interest rate swap	(2,574)	0	0	0	(2,574)
Receipts from settlement of interest rate swap	266	0	0	0	266
Acquisition of business (net of cash acquired of $1.8 million)	0	0	(41,300)	0	(41,300)
Cash provided from (used in) investing activities	(10,200)	(20,804)	(56,902)	0	(87,906)
Cash flows from financing activities:
Net borrowings under revolving credit facility	4,000	0	0	0	4,000
Repayment of Foundry Park I mortgage loan	0	(2,125)	0	0	(2,125)
Net (repayments) borrowings under lines of credit	0	0	1,494	0	1,494
Dividends paid	(22,608)	(2,800)	(12,111)	14,911	(22,608)
Debt issuance costs	(2,468)	(1,524)	0	0	(3,992)
Repurchases of common stock	(121,517)	0	0	0	(121,517)
Proceeds from exercise of stock options	91	0	0	0	91
Excess tax benefits from stock-based payment arrangements	0	711	0	0	711
Payments on the capital lease	0	(835)	0	0	(835)
Repayment of Foundry Park I construction loan	0	(99,102)	0	0	(99,102)
Borrowing under Foundry Park I mortgage loan	0	68,400	0	0	68,400
Payment for financed intangible asset	0	(1,000)	0	0	(1,000)
Issuance of intercompany note payable, net	0	(43,807)	43,807	0	0
Repayment of intercompany note payable	0	(950)	950	0	0
Financing from affiliated companies	57,583	(57,583)	0	0	0
Cash provided from (used in) financing activities	(84,919)	(140,615)	34,140	14,911	(176,483)
Effect of foreign exchange on cash and cash equivalents	0	(2,173)	(124)	0	(2,297)
Increase (decrease) in cash and cash equivalents	(39,991)	(54,486)	(8,162)	0	(102,639)
Cash and cash equivalents at beginning of year	40,008	62,203	49,620	0	151,831
Cash and cash equivalents at end of year	$17	$7,717	$41,458	$0	$49,192